SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Effective tax rate (percentage)	1.20%	1.20%
Statutory tax rate (percentage)		21.00%
Common Stock | IPO
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from calculation		610,504